Stock-Based Compensation - Schedule of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Outstanding (in shares)	67,998
Exercised (in shares)	(23,000)
Outstanding (in shares)	44,998	67,998
Exercisable (in shares)	44,998
Weighted-Average Exercise Price
Outstanding (in USD per share)	$ 9.81
Exercised (in USD per share)	9.81
Outstanding (in USD per share)	9.81	$ 9.81
Exercisable (in USD per share)	$ 9.81
Weighted-Average Remaining Contractual Terms (Years)
Outstanding	10 months 24 days	1 year 9 months 18 days
Exercisable	10 months 24 days